Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Future lease payments , year one	¥ 38,209	$ 5,856	¥ 41,615
Future lease payments , year two	16,715	2,562	35,706
Future lease payments , year three	280	43	16,052
Future lease payments , year four			291
Total future lease payments	55,204	8,461	93,664
Less: Imputed interest	2,162	331	5,861
Total lease liability balance	¥ 53,042	$ 8,130	¥ 87,803